John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.4%					$5,697,664
(Cost $5,635,720)
U.S. Government 0.7%					927,173
U.S. Treasury Treasury Inflation Protected Security (A)	0.250	02-15-50		1,073,088	927,173
U.S. Government Agency 3.7%					4,770,491
Federal National Mortgage Association 30 Yr Pass Thru (B)	2.500	TBA		5,184,000	4,770,491

Foreign government obligations 43.4%					$55,684,823
(Cost $67,299,546)
Argentina 0.0%					64,636
Republic of Argentina
Bond	1.000	07-09-29		7,467	2,204
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		229,987	62,432
Australia 4.3%					5,461,160
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	3,280,000	2,245,048
Bond	1.750	06-21-51	AUD	1,350,000	635,891
Inflation Linked Bond	0.834	11-21-27	AUD	2,215,000	1,781,109
Inflation Linked Bond	1.439	08-21-40	AUD	990,000	799,112
Benin 0.2%					277,491
Republic of Benin
Bond	4.950	01-22-35	EUR	345,000	277,491
Brazil 2.8%					3,605,489
Federative Republic of Brazil
Note	6.000	05-15-55	BRL	1,864,000	1,592,525
Note	10.000	01-01-25	BRL	3,124,000	648,541
Note	10.000	01-01-29	BRL	6,947,000	1,364,423
Bulgaria 0.3%					428,876
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	325,815
Bond	3.125	03-26-35	EUR	100,000	103,061
Chile 0.2%					242,784
Republic of Chile
Bond	0.830	07-02-31	EUR	100,000	89,991
Bond	5.000	03-01-35	CLP	140,000,000	152,793
Colombia 0.7%					851,363
Republic of Colombia
Bond	3.875	03-22-26	EUR	145,000	155,276
Bond	3.875	02-15-61		260,000	173,517
Bond	6.125	01-18-41		260,000	235,384
Bond	7.000	03-26-31	COP	1,357,400,000	287,186
Croatia 0.4%					478,595
Republic of Croatia
Bond	1.500	06-17-31	EUR	505,000	478,595
Czech Republic 0.2%					266,305
Czech Republic
Bond	2.500	08-25-28	CZK	6,980,000	266,305
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 0.2%					$292,857
Government of Dominican Republic
Bond	4.875	09-23-32		340,000	292,857
Egypt 0.4%					493,074
Arab Republic of Egypt
Bond	7.903	02-21-48		560,000	394,784
Bond	14.563	07-06-26	EGP	1,940,000	98,290
El Salvador 0.0%					57,002
Republic of El Salvador
Bond	7.125	01-20-50		150,000	57,002
Greece 0.1%					115,199
Republic of Greece
GDP-Linked Note (C)	4.484*	10-15-42	EUR	119,230,000	115,199
Hungary 1.0%					1,321,538
Republic of Hungary
Bond	1.500	11-17-50	EUR	620,000	402,617
Bond	1.625	04-28-32	EUR	110,000	98,980
Bond	1.750	06-05-35	EUR	555,000	473,877
Bond	3.000	10-27-27	HUF	95,370,000	210,794
Bond	3.125	09-21-51		200,000	135,270
Iceland 2.6%					3,310,338
The Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	3,310,338
Indonesia 1.2%					1,541,003
Republic of Indonesia
Bond	1.100	03-12-33	EUR	100,000	83,444
Bond	1.400	10-30-31	EUR	670,000	594,116
Bond	7.000	09-15-30	IDR	8,843,000,000	605,073
Bond	7.750	01-17-38		100,000	125,993
Bond	8.500	10-12-35		100,000	132,377
Israel 0.0%					40,382
State of Israel
Bond	2.500	01-16-49	EUR	40,000	40,382
Ivory Coast 0.2%					215,598
Republic of Ivory Coast
Bond	4.875	01-30-32	EUR	100,000	88,814
Bond	5.250	03-22-30	EUR	135,000	126,784
Japan 5.1%					6,501,659
Government of Japan
CPI Linked Bond	0.100	03-10-28	JPY	482,468,911	3,960,266
CPI Linked Bond	0.100	03-10-29	JPY	308,997,234	2,541,393
Macedonia 0.3%					323,718
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	173,687
Bond	2.750	01-18-25	EUR	150,000	150,031
Malaysia 0.5%					622,591
Government of Malaysia
Bond	3.885	08-15-29	MYR	2,750,000	622,591
Mexico 2.9%					3,765,564
Government of Mexico
Bond	1.450	10-25-33	EUR	135,000	109,291
Bond	2.125	10-25-51	EUR	300,000	206,386
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	2.750	11-27-31	MXN	38,089,362	$1,757,292
Bond	3.375	02-23-31	EUR	105,000	108,585
Bond	3.625	04-09-29	EUR	145,000	156,402
Bond	4.000	11-15-40	MXN	13,220,556	669,616
Bond	8.000	11-07-47	MXN	3,114,300	145,568
Bond	8.500	05-31-29	MXN	12,152,700	612,424
Morocco 0.6%					818,273
Kingdom of Morocco
Bond	1.500	11-27-31	EUR	620,000	498,293
Bond	2.000	09-30-30	EUR	370,000	319,980
New Zealand 3.7%					4,764,266
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	79,566
Bond	2.750	05-15-51	NZD	2,030,000	1,039,380
Inflation Linked Bond	2.841	09-20-40	NZD	380,000	307,289
Inflation Linked Bond	2.871	09-20-35	NZD	210,000	170,391
Inflation Linked Bond	3.498	09-20-30	NZD	3,735,000	3,167,640
Nigeria 0.1%					164,515
Republic of Nigeria
Bond	7.143	02-23-30		200,000	164,515
Panama 0.1%					171,348
Republic of Panama
Bond	4.500	04-01-56		200,000	171,348
Paraguay 0.3%					348,107
Republic of Paraguay
Bond	5.600	03-13-48		400,000	348,107
Peru 1.5%					1,909,330
Republic of Peru
Bond	1.250	03-11-33	EUR	205,000	175,467
Bond	1.950	11-17-36	EUR	215,000	180,315
Bond	6.150	08-12-32	PEN	1,490,000	358,962
Bond	6.950	08-12-31	PEN	4,620,000	1,194,586
Philippines 0.3%					340,991
Republic of the Philippines
Bond	1.750	04-28-41	EUR	430,000	340,991
Poland 0.3%					407,716
Republic of Poland
Bond	0.250	10-25-26	PLN	2,300,000	407,716
Romania 0.7%					838,746
Republic of Romania
Bond (D)	2.625	12-02-40	EUR	120,000	86,160
Bond (D)	2.750	04-14-41	EUR	360,000	259,637
Bond	3.650	07-28-25	RON	1,070,000	205,977
Bond	3.875	10-29-35	EUR	110,000	98,539
Bond (D)	5.250	11-25-27		66,000	66,597
Bond (D)	6.000	05-25-34		120,000	121,836
Russia 0.3%					421,945
Government of Russia
Bond (E)	5.900	03-12-31	RUB	256,290,000	270,381
Bond (E)	6.000	10-06-27	RUB	48,970,000	51,662
Bond (E)	6.900	05-23-29	RUB	71,950,000	75,906
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Bond (E)	7.050	01-19-28	RUB	3,775,000	$3,983
Bond (E)	7.650	04-10-30	RUB	18,970,000	20,013
Saudi Arabia 0.3%					425,286
Kingdom of Saudi Arabia
Bond (D)	2.250	02-02-33		486,000	425,286
Serbia 0.5%					682,317
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	233,948
Bond	1.650	03-03-33	EUR	230,000	173,693
Bond	2.050	09-23-36	EUR	375,000	274,676
South Africa 0.5%					589,716
Republic of South Africa
Bond	8.250	03-31-32	ZAR	10,540,000	589,716
South Korea 9.0%					11,594,311
Republic of Korea
Bond	1.375	12-10-29	KRW	9,311,470,000	6,561,903
Bond	2.375	12-10-31	KRW	3,533,780,000	2,679,498
Inflation Linked Bond	1.125	06-10-30	KRW	2,618,899,431	2,072,677
Inflation Linked Bond	1.750	06-10-28	KRW	335,311,334	280,233
Spain 1.0%					1,262,118
Kingdom of Spain
Bond (D)	1.000	10-31-50	EUR	1,820,000	1,262,118
Thailand 0.5%					591,355
Kingdom of Thailand
Bond	1.600	12-17-29	THB	21,860,000	591,355
Turkey 0.1%					73,799
Republic of Turkey
Bond	12.600	10-01-25	TRY	1,550,000	73,799
Uruguay 0.0%					3,462
Republic of Uruguay
Bond	8.500	03-15-28	UYU	150,000	3,462
Corporate bonds 22.3%					$28,666,434
(Cost $31,479,030)
Australia 0.2%					242,267
FMG Resources August 2006 Proprietary, Ltd. (D)	5.875	04-15-30		30,000	29,281
Macquarie Group, Ltd. (4.442% to 6-21-32, then SOFR + 2.405%) (D)	4.442	06-21-33		225,000	212,986
Austria 0.2%					225,543
Klabin Austria GmbH (D)	7.000	04-03-49		230,000	225,543
Bermuda 0.0%					26,761
Athene Holding, Ltd.	3.500	01-15-31		30,000	26,761
Brazil 0.1%					159,002
StoneCo, Ltd.	3.950	06-16-28		200,000	159,002
Canada 0.4%					506,739
Empire Communities Corp. (D)	7.000	12-15-25		70,000	62,738
goeasy, Ltd. (D)	4.375	05-01-26		107,000	95,498
Open Text Corp. (D)	3.875	02-15-28		140,000	131,571
The Bank of Nova Scotia (4.588% to 5-4-32, then 5 Year CMT + 2.050%)	4.588	05-04-37		230,000	216,932
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Chile 0.3%					$334,502
Celulosa Arauco y Constitucion SA	5.500	11-02-47		200,000	181,502
VTR Comunicaciones SpA	4.375	04-15-29		200,000	153,000
China 0.0%					52,000
KWG Group Holdings, Ltd.	6.000	08-14-26		200,000	52,000
Denmark 0.1%					193,876
Danske Bank A/S (4.298% to 4-1-27, then 1 Year CMT + 1.750%) (D)	4.298	04-01-28		200,000	193,876
Finland 0.0%					15,694
Nokia OYJ	6.625	05-15-39		15,000	15,694
France 0.9%					1,115,634
Faurecia SE	3.750	06-15-28	EUR	165,000	154,532
Societe Generale SA (4.027% to 1-21-42, then 1 Year CMT + 1.900%) (D)	4.027	01-21-43		200,000	150,992
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (F)	2.125	07-25-32	EUR	340,000	285,398
Valeo	1.000	08-03-28	EUR	600,000	524,712
Germany 0.4%					460,775
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33		200,000	163,496
Deutsche Bank AG (5.625% to 5-19-26, then 5 Year Euro Swap Rate + 6.000%)	5.625	05-19-31	EUR	100,000	111,095
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%)	1.250	05-26-41	EUR	100,000	87,206
TK Elevator Midco GmbH	4.375	07-15-27	EUR	100,000	98,978
India 0.3%					342,232
Bharti Airtel, Ltd.	3.250	06-03-31		200,000	173,394
Power Finance Corp., Ltd.	3.350	05-16-31		200,000	168,838
Indonesia 0.2%					200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	6.250	01-25-49		200,000	200,000
Italy 0.5%					628,711
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	475,801
IMA Industria Macchine Automatiche SpA	3.750	01-15-28	EUR	165,000	152,910
Japan 0.1%					187,555
Nissan Motor Company, Ltd. (D)	4.810	09-17-30		200,000	187,555
Luxembourg 0.4%					520,345
Arena Luxembourg Finance Sarl	1.875	02-01-28	EUR	100,000	87,733
Dana Financing Luxembourg Sarl	3.000	07-15-29	EUR	100,000	84,825
EIG Pearl Holdings Sarl	4.387	11-30-46		200,000	167,547
Swiss Re Finance Luxembourg SA (2.534% to 4-30-30, then 1 Year EURIBOR ICE Swap Rate + 2.850%)	2.534	04-30-50	EUR	100,000	96,740
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	83,500
Macau 0.2%					201,621
Wynn Macau, Ltd. (D)	5.625	08-26-28		270,000	201,621
Malta 0.1%					182,875
VistaJet Malta Finance PLC (D)	6.375	02-01-30		141,000	119,850
VistaJet Malta Finance PLC (D)	7.875	05-01-27		67,000	63,025
Mexico 0.2%					305,486
Comision Federal de Electricidad (D)	6.264	02-15-52		230,000	196,650
Petroleos Mexicanos	7.690	01-23-50		140,000	108,836
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Netherlands 1.0%					$1,291,028
ABN AMRO Bank NV (3.324% to 3-13-32, then 5 Year CMT + 1.900%) (D)	3.324	03-13-37		200,000	166,785
Energizer Gamma Acquisition BV	3.500	06-30-29	EUR	100,000	85,307
JAB Holdings BV (D)	4.500	04-08-52		250,000	207,246
Prosus NV (D)	4.987	01-19-52		200,000	155,306
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	329,268
Wintershall Dea Finance 2 BV (3.000% to 1-20-29, then 5 Year Euro Swap Rate + 3.319% to 1-20-34, then 5 Year Euro Swap Rate + 4.319%) (F)	3.000	07-20-28	EUR	200,000	170,954
ZF Europe Finance BV	3.000	10-23-29	EUR	200,000	176,162
Spain 0.1%					163,182
Cellnex Finance Company SA	2.000	09-15-32	EUR	200,000	163,182
Switzerland 0.4%					463,817
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) (D)	4.194	04-01-31		250,000	231,599
Credit Suisse Group AG	4.875	05-15-45		250,000	232,218
United Arab Emirates 0.1%					167,274
Galaxy Pipeline Assets Bidco, Ltd.	2.625	03-31-36		200,000	167,274
United Kingdom 0.4%					553,444
Anglo American Capital PLC (D)	5.625	04-01-30		200,000	209,084
CSL Finance PLC (D)	4.750	04-27-52		150,000	148,724
HSBC Holdings PLC (4.762% to 3-29-32, then SOFR + 2.530%)	4.762	03-29-33		205,000	195,636
United States 15.7%					20,126,071
Acrisure LLC (D)	6.000	08-01-29		50,000	43,659
Acrisure LLC (D)	7.000	11-15-25		105,000	101,850
Adient Global Holdings, Ltd. (D)	4.875	08-15-26		200,000	186,040
Alcon Finance Corp. (D)	3.800	09-23-49		200,000	164,394
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		104,000	100,381
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	171,366
American Airlines, Inc. (D)	5.750	04-20-29		88,327	85,346
AmWINS Group, Inc. (D)	4.875	06-30-29		30,000	27,781
Antero Midstream Partners LP (D)	5.375	06-15-29		67,000	67,176
Antero Resources Corp. (D)	5.375	03-01-30		65,000	65,925
Antero Resources Corp. (D)	8.375	07-15-26		44,000	47,850
Apache Corp.	4.375	10-15-28		69,000	65,895
APX Group, Inc. (D)	5.750	07-15-29		74,000	62,646
Aramark Services, Inc. (D)	6.375	05-01-25		123,000	126,060
Arches Buyer, Inc. (D)	4.250	06-01-28		75,000	68,466
Arches Buyer, Inc. (D)	6.125	12-01-28		207,000	173,803
Ashton Woods USA LLC (D)	4.625	04-01-30		165,000	139,013
AssuredPartners, Inc. (D)	5.625	01-15-29		51,000	44,398
At Home Group, Inc. (D)	4.875	07-15-28		100,000	80,585
At Home Group, Inc. (D)	7.125	07-15-29		107,000	72,368
B&G Foods, Inc.	5.250	09-15-27		185,000	165,575
Bank of America Corp. (2.482% to 9-21-31, then 5 Year CMT + 1.200%)	2.482	09-21-36		120,000	97,155
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%)	2.972	02-04-33		170,000	150,860
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37		170,000	153,910
BAT Capital Corp.	5.650	03-16-52		90,000	81,080
Bausch Health Companies, Inc. (D)	4.875	06-01-28		48,000	41,236
Bausch Health Companies, Inc. (D)	5.000	01-30-28		51,000	32,548
Baxter International, Inc. (D)	2.539	02-01-32		100,000	86,069
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		66,000	53,129
Berkshire Hathaway Energy Company (D)	4.600	05-01-53		75,000	74,754
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Black Knight InfoServ LLC (D)	3.625	09-01-28	290,000	$271,875
Block, Inc. (D)	3.500	06-01-31	120,000	102,900
Blue Racer Midstream LLC (D)	7.625	12-15-25	48,000	48,480
Booz Allen Hamilton, Inc. (D)	4.000	07-01-29	100,000	94,631
Boyd Gaming Corp. (D)	8.625	06-01-25	52,000	54,243
Broadcom, Inc. (D)	4.150	04-15-32	195,000	182,627
Broadcom, Inc.	4.300	11-15-32	108,000	101,724
Buckeye Partners LP	5.850	11-15-43	190,000	148,162
Builders FirstSource, Inc. (D)	5.000	03-01-30	290,000	271,968
Caesars Entertainment, Inc. (D)	8.125	07-01-27	103,000	104,772
Capital One Financial Corp. (5.268% to 5-10-32, then SOFR + 2.370%)	5.268	05-10-33	125,000	128,062
Carnival Corp. (D)	6.000	05-01-29	132,000	111,540
Carnival Corp. (D)	7.625	03-01-26	90,000	84,393
CCO Holdings LLC (D)	5.375	06-01-29	128,000	124,338
CDW LLC	3.569	12-01-31	180,000	159,280
Charter Communications Operating LLC	3.700	04-01-51	225,000	163,006
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	79,000	70,379
Citigroup, Inc. (4.910% to 5-24-32, then SOFR + 2.086%)	4.910	05-24-33	40,000	41,077
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	10,000	9,875
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	145,000	130,268
Community Health Systems, Inc. (D)	4.750	02-15-31	48,000	38,724
Community Health Systems, Inc. (D)	6.000	01-15-29	48,000	43,495
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29	131,000	118,192
Conagra Brands, Inc.	5.400	11-01-48	100,000	99,193
Corebridge Financial, Inc. (D)	4.400	04-05-52	55,000	49,220
Corebridge Financial, Inc. (D)	4.350	04-05-42	20,000	18,159
Dana, Inc.	4.500	02-15-32	40,000	34,262
Dave & Buster’s, Inc. (D)	7.625	11-01-25	47,000	47,176
Dick’s Sporting Goods, Inc.	4.100	01-15-52	115,000	81,566
DISH DBS Corp. (D)	5.750	12-01-28	75,000	61,217
Earthstone Energy Holdings LLC (D)	8.000	04-15-27	7,000	7,114
Elanco Animal Health, Inc.	6.400	08-28-28	30,000	30,834
Embarq Corp.	7.995	06-01-36	45,000	37,913
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	64,168
Energizer Holdings, Inc. (D)	4.375	03-31-29	105,000	88,782
EnLink Midstream LLC (D)	5.625	01-15-28	106,000	105,338
EQM Midstream Partners LP (D)	7.500	06-01-27	30,000	30,000
FirstCash, Inc. (D)	4.625	09-01-28	321,000	291,372
FirstCash, Inc. (D)	5.625	01-01-30	144,000	137,298
Flex, Ltd.	4.875	05-12-30	100,000	98,494
Fortune Brands Home & Security, Inc.	4.500	03-25-52	115,000	93,980
Freedom Mortgage Corp. (D)	6.625	01-15-27	95,000	81,554
Freedom Mortgage Corp. (D)	7.625	05-01-26	132,000	116,654
Frontier Communications Holdings LLC (D)	5.875	10-15-27	50,000	49,000
Frontier Communications Holdings LLC (D)	6.000	01-15-30	172,000	146,047
Frontier Communications Holdings LLC (D)	6.750	05-01-29	218,000	192,136
Gartner, Inc. (D)	3.750	10-01-30	95,000	88,113
Genworth Holdings, Inc.	4.800	02-15-24	150,000	150,431
Genworth Holdings, Inc.	6.500	06-15-34	48,000	41,576
Glatfelter Corp. (D)	4.750	11-15-29	175,000	125,832
Globe Life, Inc.	4.800	06-15-32	25,000	25,342
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	159,800
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26	165,000	163,887
HCA, Inc. (D)	4.625	03-15-52	130,000	114,467
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
HCA, Inc.	5.250	06-15-49		95,000	$91,611
Hightower Holding LLC (D)	6.750	04-15-29		132,000	111,380
Home Point Capital, Inc. (D)	5.000	02-01-26		235,000	192,987
HUB International, Ltd. (D)	5.625	12-01-29		96,000	89,520
HUB International, Ltd. (D)	7.000	05-01-26		104,000	105,026
II-VI, Inc. (D)	5.000	12-15-29		27,000	25,313
Interstate Power & Light Company	3.100	11-30-51		115,000	87,606
JELD-WEN, Inc. (D)	4.875	12-15-27		70,000	63,788
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25		100,000	89,635
KB Home	4.000	06-15-31		200,000	172,750
Kraft Heinz Foods Company	5.500	06-01-50		105,000	107,262
Ladder Capital Finance Holdings LLLP (D)	4.250	02-01-27		151,000	136,158
Lamar Media Corp.	3.625	01-15-31		110,000	98,172
Las Vegas Sands Corp.	3.900	08-08-29		20,000	17,427
LBM Acquisition LLC (D)	6.250	01-15-29		167,000	129,505
LCM Investments Holdings II LLC (D)	4.875	05-01-29		190,000	161,975
LD Holdings Group LLC (D)	6.125	04-01-28		289,000	231,923
LD Holdings Group LLC (D)	6.500	11-01-25		48,000	40,080
Lennar Corp.	4.750	11-29-27		53,000	53,292
LFS Topco LLC (D)	5.875	10-15-26		64,000	57,323
Liberty Mutual Group, Inc. (D)	3.950	05-15-60		125,000	98,659
M/I Homes, Inc.	3.950	02-15-30		245,000	200,714
Magallanes, Inc. (D)	3.755	03-15-27		15,000	14,559
Magallanes, Inc. (D)	5.141	03-15-52		125,000	111,843
Magallanes, Inc. (D)	5.391	03-15-62		50,000	44,795
MajorDrive Holdings IV LLC (D)	6.375	06-01-29		30,000	22,966
Matador Resources Company	5.875	09-15-26		149,000	150,490
Midcap Financial Issuer Trust (D)	5.625	01-15-30		200,000	156,000
Mileage Plus Holdings LLC (D)	6.500	06-20-27		48,179	48,907
Morgan Stanley (5.297% to 4-20-32, then SOFR + 2.620%)	5.297	04-20-37		95,000	95,835
Mozart Debt Merger Sub, Inc. (D)	5.250	10-01-29		214,000	189,435
MSCI, Inc. (D)	3.625	11-01-31		65,000	58,806
MSCI, Inc. (D)	3.875	02-15-31		260,000	242,476
Mylan, Inc.	5.200	04-15-48		115,000	100,406
Nabors Industries, Inc. (D)	7.375	05-15-27		33,000	33,277
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30		40,000	35,808
Nationstar Mortgage Holdings, Inc. (D)	5.750	11-15-31		360,000	330,300
Navient Corp.	5.500	03-15-29		75,000	65,456
Netflix, Inc.	4.625	05-15-29	EUR	100,000	108,235
Nielsen Finance LLC (D)	4.500	07-15-29		125,000	118,119
Novelis Corp. (D)	4.750	01-30-30		105,000	99,619
Occidental Petroleum Corp.	6.450	09-15-36		50,000	55,934
OneMain Finance Corp.	6.625	01-15-28		45,000	45,056
Pacific Gas & Electric Company	4.550	07-01-30		145,000	134,964
Pacific Gas & Electric Company	4.950	07-01-50		95,000	79,262
Paramount Global	4.950	05-19-50		110,000	99,110
PayPal Holdings, Inc.	5.050	06-01-52		85,000	87,473
PennyMac Financial Services, Inc. (D)	4.250	02-15-29		160,000	132,000
Philip Morris International, Inc.	1.450	08-01-39	EUR	320,000	216,684
Post Holdings, Inc. (D)	4.625	04-15-30		108,000	96,879
Presidio Holdings, Inc. (D)	8.250	02-01-28		224,000	219,796
Puget Energy, Inc.	4.224	03-15-32		145,000	138,359
Range Resources Corp. (D)	4.750	02-15-30		15,000	14,671
Range Resources Corp.	8.250	01-15-29		44,000	47,640
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Reynolds American, Inc.	5.850	08-15-45		270,000	$247,201
Rocket Mortgage LLC (D)	4.000	10-15-33		50,000	41,000
Royal Caribbean Cruises, Ltd. (D)	5.500	08-31-26		70,000	61,425
Royalty Pharma PLC	3.350	09-02-51		130,000	91,443
Schweitzer-Mauduit International, Inc. (D)	6.875	10-01-26		95,000	84,550
Scripps Escrow II, Inc. (D)	5.375	01-15-31		68,000	59,578
Service Corp. International	4.000	05-15-31		340,000	316,095
Signal Parent, Inc. (D)	6.125	04-01-29		84,000	59,557
Silgan Holdings, Inc.	2.250	06-01-28	EUR	100,000	91,521
SM Energy Company	6.500	07-15-28		108,000	107,262
Southern California Edison Company	5.450	06-01-52		85,000	87,127
Southwest Gas Corp.	4.050	03-15-32		70,000	66,397
Spirit AeroSystems, Inc. (D)	5.500	01-15-25		48,000	47,400
SRM Escrow Issuer LLC (D)	6.000	11-01-28		129,000	120,440
SRS Distribution, Inc. (D)	6.000	12-01-29		144,000	124,049
SRS Distribution, Inc. (D)	6.125	07-01-29		140,000	120,050
Standard Industries, Inc. (D)	3.375	01-15-31		49,000	41,126
Standard Industries, Inc. (D)	4.375	07-15-30		331,000	298,200
STL Holding Company LLC (D)	7.500	02-15-26		68,000	63,070
Sysco Corp.	6.600	04-01-40		80,000	95,303
Sysco Corp.	6.600	04-01-50		15,000	18,307
Targa Resources Partners LP	4.875	02-01-31		132,000	126,546
Taylor Morrison Communities, Inc. (D)	5.125	08-01-30		180,000	165,963
Terex Corp. (D)	5.000	05-15-29		171,000	159,167
The Brooklyn Union Gas Company (D)	4.273	03-15-48		205,000	173,193
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (F)	4.000	12-01-30		130,000	103,566
The Dun & Bradstreet Corp. (D)	5.000	12-15-29		55,000	50,015
The Gap, Inc. (D)	3.625	10-01-29		76,000	55,670
The Gap, Inc. (D)	3.875	10-01-31		144,000	102,600
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32		120,000	102,863
The Hertz Corp. (D)	5.000	12-01-29		75,000	65,813
The William Carter Company (D)	5.625	03-15-27		164,000	163,070
Toll Brothers Finance Corp.	3.800	11-01-29		185,000	169,986
TopBuild Corp. (D)	3.625	03-15-29		30,000	26,576
TransDigm, Inc. (D)	6.250	03-15-26		118,000	120,037
Tri Pointe Homes, Inc.	5.700	06-15-28		170,000	161,995
TSMC Arizona Corp.	4.250	04-22-32		200,000	200,296
TSMC Arizona Corp.	4.500	04-22-52		230,000	229,611
Tucson Electric Power Company	4.000	06-15-50		100,000	86,778
U.S. Steel Corp.	6.875	03-01-29		128,000	128,000
United Natural Foods, Inc. (D)	6.750	10-15-28		192,000	185,520
United Wholesale Mortgage LLC (D)	5.500	11-15-25		48,000	45,360
United Wholesale Mortgage LLC (D)	5.500	04-15-29		425,000	373,210
United Wholesale Mortgage LLC (D)	5.750	06-15-27		170,000	153,223
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31		70,000	65,625
Viper Energy Partners LP (D)	5.375	11-01-27		290,000	288,545
Western Midstream Operating LP	4.550	02-01-30		115,000	109,925
Western Midstream Operating LP	5.750	02-01-50		120,000	106,636

WMG Acquisition Corp.	2.250	08-15-31	EUR	160,000	141,661
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 1.7%					$2,184,984
(Cost $2,579,107)
China 0.1%					113,982
NIO, Inc.	0.500	02-01-27		150,000	113,982
Israel 0.0%					7,333
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25		6,000	7,333
Italy 0.1%					95,290
Nexi SpA	1.750	04-24-27	EUR	100,000	95,290
Luxembourg 0.0%					76,925
Arrival SA (D)	3.500	12-01-26		170,000	76,925
Singapore 0.2%					226,801
Sea, Ltd.	0.250	09-15-26		300,000	226,801
United Kingdom 0.3%					410,058
Endeavour Mining Corp. (D)	3.000	02-15-23		380,000	410,058
United States 1.0%					1,254,595
Airbnb, Inc. (G)	3.290	03-15-26		30,000	26,490
Bandwidth, Inc.	0.250	03-01-26		9,000	6,386
Beyond Meat, Inc. (G)	21.329	03-15-27		125,000	48,864
Block, Inc.	0.125	03-01-25		6,000	6,424
Bloomin’ Brands, Inc.	5.000	05-01-25		4,000	7,773
Ceridian HCM Holding, Inc.	0.250	03-15-26		35,000	28,840
DraftKings Holdings, Inc. (G)	8.552	03-15-28		5,000	3,088
Etsy, Inc.	0.125	10-01-26		5,000	5,978
Exact Sciences Corp.	0.375	03-01-28		90,000	67,444
FTI Consulting, Inc.	2.000	08-15-23		15,000	25,233
JetBlue Airways Corp.	0.500	04-01-26		140,000	110,600
John Bean Technologies Corp.	0.250	05-15-26		22,000	21,186
NCL Corp., Ltd. (D)	2.500	02-15-27		14,000	11,270
NuVasive, Inc.	0.375	03-15-25		50,000	46,469
Pebblebrook Hotel Trust	1.750	12-15-26		30,000	32,025
Penn National Gaming, Inc.	2.750	05-15-26		4,000	6,278
Pioneer Natural Resources Company	0.250	05-15-25		28,000	75,600
Repay Holdings Corp. (D)(G)	7.077	02-01-26		415,000	321,625
Shift4 Payments, Inc. (D)	0.500	08-01-27		310,000	238,855
Southwest Airlines Company	1.250	05-01-25		9,000	12,294
Splunk, Inc.	1.125	06-15-27		15,000	12,795
The Middleby Corp.	1.000	09-01-25		64,000	81,814

Uber Technologies, Inc. (G)	4.677	12-15-25		33,000	28,001

Workday, Inc.	0.250	10-01-22		26,000	29,263
Municipal bonds 1.3%					$1,666,000
(Cost $1,806,111)
California Health Facilities Financing Authority	4.190	06-01-37		65,000	62,211

California Health Facilities Financing Authority	4.353	06-01-41		25,000	23,533
Chicago Transit Authority (Illinois)	3.552	12-01-34		95,000	86,668
Chicago Transit Authority (Illinois)	3.912	12-01-40		10,000	9,239
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40		10,000	12,106
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34		20,000	16,826
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37		15,000	12,207
City of Austin Airport System Revenue (Texas)	5.000	11-15-32		25,000	27,625
City of Austin Airport System Revenue (Texas)	5.000	11-15-44		60,000	65,133
City of Houston Airport System Revenue (Texas)	2.385	07-01-31		50,000	43,592
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value

City of San Antonio Electric & Gas Systems Revenue (Texas)	4.365	02-01-42		95,000	$90,894
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.445	02-01-47		95,000	90,188
City of Tampa (Florida) (G)	3.781	09-01-36		20,000	11,693
Commonwealth of Massachusetts, GO	2.514	07-01-41		130,000	102,522
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-28		30,000	34,420
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-29		20,000	23,338
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-33		20,000	22,785
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41		10,000	8,349
County of Miami-Dade Aviation Revenue (Florida)	4.000	10-01-35		30,000	30,430
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40		30,000	25,477
Dallas Fort Worth International Airport (Texas)	4.087	11-01-51		50,000	48,091
District of Columbia	3.432	04-01-42		85,000	74,953
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28		10,000	10,901
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28		25,000	26,623
Iowa Finance Authority	3.250	07-01-50		10,000	10,046
Metropolitan Transportation Authority (New York)	5.000	11-15-29		15,000	16,708
Metropolitan Transportation Authority (New York)	5.000	11-15-50		25,000	26,529
New Jersey Educational Facilities Authority (B)	5.000	03-01-32		75,000	91,127
New Jersey Transportation Trust Fund Authority	4.000	06-15-45		10,000	9,933
New York City Transitional Finance Authority	4.000	05-01-45		20,000	20,642
Orange County Convention Center (Florida)	5.000	10-01-31		15,000	16,059
Port Authority of New York & New Jersey	4.000	03-15-30		50,000	51,360
Port Authority of New York & New Jersey	5.000	09-15-33		30,000	32,468
Port of Seattle (Washington)	5.000	10-01-31		30,000	32,462
Port of Seattle (Washington)	5.000	04-01-39		40,000	43,342
Regents of the University of California Medical Center Pooled Revenue	4.563	05-15-53		115,000	113,837
San Francisco City & County Airport Commission (California)	2.958	05-01-51		20,000	14,214
San Francisco City & County Airport Commission (California)	4.000	05-01-39		15,000	15,093
San Francisco City & County Airport Commission (California)	5.000	05-01-50		75,000	80,702
State of Hawaii Airports System Revenue	4.000	07-01-35		20,000	20,383
State of Hawaii Airports System Revenue	5.000	07-01-33		70,000	77,783

Triborough Bridge & Tunnel Authority (New York)	5.000	11-15-54		30,000	33,508
Term loans (H) 6.4%					$8,145,779
(Cost $8,532,399)
Cayman Islands 0.0%					0
Paragon Offshore Finance Company, Term Loan B (E)(I)	0.000	07-18-22		9,802	0
Germany 0.1%					151,108
Ctec III GmbH, 2022 EUR Term Loan B (J)	TBD	03-16-29	EUR	149,512	151,108
Luxembourg 0.2%					195,643
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%)	3.560	02-01-24		100,000	98,750
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.560	05-05-28		99,250	96,893
Netherlands 0.1%					165,398
Diamond BC BV, 2021 Term Loan B (1 and 3 month LIBOR + 2.750%)	3.988	09-29-28		174,563	165,398
Spain 0.1%					97,111
Fluidra Finco SL, 2022 USD Term Loan B (1 month SOFR + 2.000%)	3.134	01-29-29		99,750	97,111
United States 5.9%					7,536,519
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.500%)	4.000	12-21-28		325,000	310,781
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	4.560	02-15-27		247,239	235,495
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.560	08-24-28		109,450	105,551
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%)	4.375	07-10-28		149,001	141,853
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	4.310	12-23-26	97,809	$92,356
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	6.310	01-31-28	350,000	313,835
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%)	4.363	02-15-29	85,507	81,446
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%)	4.498	03-11-28	149,250	141,761
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.060	06-15-25	98,714	94,202
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	3.810	12-23-24	248,444	243,350
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	124,688	118,401
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.250%)	5.384	04-13-29	100,000	95,000
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	3.523	07-27-28	146,856	141,459
Crocs, Inc., Term Loan B (3 month SOFR + 3.500%)	4.447	02-20-29	340,000	317,332
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.500%)	4.000	02-28-25	124,315	87,409
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	10.076	02-28-25	5,411	5,688
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	5.060	10-16-26	346,731	337,775
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	2.550	08-01-27	116,463	112,897
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%)	6.000	03-30-27	119,397	114,173
FleetCor Technologies Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 1.750%)	2.810	04-28-28	233,823	225,221
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.813	05-01-28	99,000	94,298
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.030	10-21-24	105,290	102,888
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%)	4.810	03-06-28	113,567	107,548
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%)	4.961	04-30-25	119,100	114,063
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	5.098	04-21-28	149,250	138,429
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	4.213	04-25-25	197,199	190,050
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.348	04-25-25	79,864	77,191
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.560	07-01-24	98,469	95,912
II-VI, Inc., 2021 Term Loan B (J)	TBD	01-14-28	105,000	102,288
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.150%)	3.892	12-15-27	427,917	409,016
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.050	04-03-24	123,701	118,753
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	4.310	10-23-28	190,000	183,113
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.686	10-15-28	170,000	161,199
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.310	10-20-25	149,629	142,023
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.310	11-15-28	135,000	130,360
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%)	5.060	06-02-28	99,500	94,762
Prestige Brands, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.000%)	3.060	07-03-28	80,000	79,425
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	3.685	02-01-27	97,750	93,229
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	4.310	12-31-25	196,509	187,765
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%)	4.560	04-03-28	248,125	197,674
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%)	3.301	06-22-27	99,750	98,254
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	06-02-28	108,676	102,858
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	2.810	04-16-25	88,098	85,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	2.810	04-16-25	71,516	$69,415
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.600	08-31-26	138,600	132,497
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	4.034	08-31-28	199,500	194,389
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	4.273	02-06-26	147,381	142,701
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	3.310	05-30-25	196,608	191,001
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	4.310	03-03-28	199,029	187,895

WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.560	04-13-28	236,605	196,027
Collateralized mortgage obligations 5.6%				$7,221,253
(Cost $7,504,696)
Commercial and residential 2.9%				3,742,165
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(K)	3.809	04-25-65	50,000	47,539
BANK
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	24,385
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D (D)	3.000	07-15-49	35,000	29,578
BFLD Trust
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%) (D)(L)	2.925	11-15-28	10,000	9,878
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(K)	3.181	05-25-60	129,000	127,535
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	92,642
BX Commercial Mortgage Trust
Series 2019-XL, Class C (1 month LIBOR + 1.250%) (D)(L)	2.125	10-15-36	85,000	83,457
BX Trust
Series 2021-MFM1, Class C (1 month LIBOR + 1.200%) (D)(L)	2.075	01-15-34	50,000	47,591
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (D)(L)	2.375	01-15-34	10,000	9,487
Series 2022-CSMO, Class A (1 month CME Term SOFR + 2.115%) (D)(L)	2.865	06-15-27	100,000	99,617
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class C (1 month CME Term SOFR + 2.391%) (D)(L)	3.173	03-15-35	100,000	96,808
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month LIBOR + 2.150%) (D)(L)	3.025	12-15-37	134,000	129,638
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-25-24, then 5.568% to 3-25-25, then 6.568% thereafter) (D)	2.568	07-25-59	71,685	68,776
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	78,383	72,481
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-LC13, Class AM (D)(K)	4.557	08-10-46	125,000	126,006
Series 2020-SBX, Class C (D)(K)	2.056	01-10-38	100,000	89,876
Credit Suisse Mortgage Trust
Series 2020-NET, Class D (D)(K)	3.704	08-15-37	100,000	91,280
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(K)	4.112	05-25-65	100,000	99,720
Flagstar Mortgage Trust
Series 2021-5INV, Class A5 (D)(K)	2.500	07-25-51	83,806	77,719
FREMF Mortgage Trust
Series 2016-K60, Class B (D)(K)	3.540	12-25-49	11,000	10,614
Series 2018-K72, Class B (D)(K)	3.993	12-25-50	15,000	14,650
Series 2020-K104, Class C (D)(K)	3.540	02-25-52	25,000	23,149
GS Mortgage Securities Trust
Series 2018-HULA, Class C (1 month LIBOR + 1.450%) (D)(L)	2.325	07-15-25	137,216	132,058
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class BFX (D)	3.065	01-16-37	45,000	42,217
Series 2021-MHC, Class C (1 month LIBOR + 1.300%) (D)(L)	2.175	04-15-38	100,000	95,332
JPMorgan Mortgage Trust
Series 2019-7, Class A11 (1 month LIBOR + 0.900%) (D)(L)	1.906	02-25-50	13,119	12,861
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month LIBOR + 1.000%) (D)(L)	1.875	12-15-37	37,500	35,765
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%) (D)(L)	2.125	12-15-37	7,500	$7,148
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (D)(L)	2.675	05-15-36	100,000	96,648
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1 (3.000% to 8-25-22, then 6.000% to 8-25-23, then 7.000% thereafter) (D)	3.000	06-25-59	64,572	64,459
Series 2019-GS7, Class A1 (3.250% to 10-25-22, then 6.250% to 10-25-23, then 7.250% thereafter) (D)	3.250	11-25-59	114,028	113,613
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (1 month SOFR + 0.914%) (D)(L)	1.313	07-15-35	58,595	57,361
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B (K)	3.513	12-15-48	45,000	44,778
Series 2013-C8, Class C (K)	4.010	12-15-48	65,000	64,547
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%) (D)(L)	3.475	11-15-34	40,000	38,911
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3 (D)(K)	5.258	05-28-52	1,525	1,540
Series 2015-2A, Class B4 (D)(K)	5.442	08-25-55	61,224	60,797
Series 2021-INV2, Class A11 (1 month SOFR + 0.950%) (D)(L)	1.239	09-25-51	92,671	88,030
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	100,000	95,527
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (D)(L)	2.006	10-15-36	30,000	27,549
PRPM LLC
Series 2021-1, Class A1 (D)(K)	2.115	01-25-26	80,924	77,118
Series 2021-2, Class A1 (D)(K)	2.115	03-25-26	73,862	70,898
Series 2021-6, Class A1 (1.793% to 7-25-24, then 4.793% to 7-25-25, then 5.793% thereafter) (D)	1.793	07-25-26	81,221	76,422
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter) (D)	2.363	10-25-26	84,158	79,683
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%) (D)(L)	2.206	07-25-36	200,000	191,414
Toorak Mortgage Corp.
Series 2019-2, Class A2	4.213	09-25-22	100,000	97,182
Towd Point Mortgage Trust
Series 2019-3, Class M1 (D)(K)	4.250	02-25-59	150,000	145,046
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	150,983
Verus Securitization Trust
Series 2020-5, Class M1 (D)(K)	2.601	05-25-65	200,000	183,391
Series 2021-8, Class A1 (D)(K)	1.824	11-25-66	1,695	1,528
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	54,734
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(K)	3.500	07-25-49	7,607	7,269
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(K)	4.888	06-15-44	55,013	54,930
U.S. Government Agency 2.7%				3,479,088
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M2 (1 month LIBOR + 4.250%) (L)	5.256	11-25-23	94,542	94,780
Series 2020-DNA6, Class M2 (1 month SOFR + 2.000%) (D)(L)	2.584	12-25-50	20,000	19,822
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%) (D)(L)	4.106	03-25-50	64,271	63,940
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (D)(L)	6.756	07-25-50	45,000	47,089
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%) (D)(L)	4.156	09-25-50	8,166	8,166
Series 2021-DNA1, Class M2 (1 month SOFR + 1.800%) (D)(L)	2.384	01-25-51	24,552	23,507
Series 2021-DNA5, Class B1 (1 month SOFR + 3.050%) (D)(L)	3.634	01-25-34	100,000	89,745
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (D)(L)	2.084	10-25-41	178,000	166,321
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%) (D)(L)	2.834	08-25-33	180,000	167,367
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (D)(L)	2.634	12-25-33	100,000	$91,009
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%) (D)(L)	2.684	09-25-41	180,000	165,319
Series 2021-P011, Class X1 IO	1.841	09-25-45	98,957	13,802
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%) (D)(L)	3.984	01-25-42	150,000	129,928
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(L)	3.484	04-25-42	50,000	48,372
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (D)(L)	4.084	03-25-42	15,000	14,906
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%) (D)(L)	5.834	03-25-42	540,000	523,125
Series K031, Class X3 IO	1.664	07-25-41	260,000	3,663
Series K066, Class X1 IO	0.750	06-25-27	283,803	8,992
Series K103, Class X1 IO	0.638	11-25-29	224,583	9,055
Series K104, Class X3 IO	1.896	02-25-47	100,000	11,528
Series K105, Class X1 IO	1.523	01-25-30	169,729	15,795
Series K106, Class X1 IO	1.354	01-25-30	139,548	11,602
Series K112, Class X1 IO	1.432	05-25-30	99,804	9,225
Series K113, Class X1 IO	1.387	06-25-30	99,990	8,892
Series K115, Class X3 IO	2.958	09-25-48	100,000	18,598
Series K-1515, Class X1 IO	1.512	02-25-35	186	25
Series K737, Class X1 IO	0.637	10-25-26	113,226	2,559
Series K740, Class X1 IO	0.758	09-25-27	99,637	3,373
Series Q014, Class X IO	2.797	10-25-55	96,790	19,855
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%) (L)	3.606	05-25-24	62,438	62,670
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%) (L)	4.006	07-25-24	81,993	82,070
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%) (L)	5.906	11-25-24	39,154	40,136
Series 2017-C04, Class 2B1 (1 month LIBOR + 5.050%) (L)	6.056	11-25-29	140,000	147,637
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%) (L)	4.606	01-25-30	25,000	25,065
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%) (L)	5.456	02-25-30	50,000	51,138
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (L)	3.806	02-25-30	56,629	57,116
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%) (L)	5.006	05-25-30	67,000	66,678
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (L)	5.456	05-25-30	55,000	55,003
Series 2018-C01, Class 1B1 (1 month LIBOR + 3.550%) (L)	4.556	07-25-30	185,912	183,135
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%) (L)	5.006	08-25-30	15,000	14,891
Series 2018-C03, Class 1B1 (1 month LIBOR + 3.750%) (L)	4.756	10-25-30	100,000	98,879
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%) (D)(L)	5.106	09-25-31	20,000	20,018
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (D)(L)	3.056	01-25-40	20,029	19,857
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%) (D)(L)	3.006	01-25-40	7,444	7,299
Series 2021-R03, Class 1M1 (1 month SOFR + 0.850%) (D)(L)	1.434	12-25-41	150,845	147,518
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (D)(L)	1.584	12-25-41	68,975	67,553
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%) (D)(L)	5.084	01-25-42	150,000	137,275
Series 2022-R02, Class 2M1 (1 month SOFR + 1.200%) (D)(L)	1.784	01-25-42	86,442	84,865
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%) (D)(L)	6.834	03-25-42	67,000	66,037
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%) (D)(L)	4.084	03-25-42	49,000	48,939
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%) (D)(L)	5.834	03-25-42	115,000	108,824

Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%) (D)(L)	5.084	04-25-42	100,000	96,125
Asset backed securities 5.2%				$6,600,193
(Cost $6,992,774)
Asset backed securities 5.2%				6,600,193
AIG CLO, Ltd.
Series 2019-2A, Class CR (3 month LIBOR + 2.000%) (D)(L)	3.184	10-25-33	250,000	233,452
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	180,000	162,544
Apidos CLO XXXII
Series 2019-32A, Class D (3 month LIBOR + 3.500%) (D)(L)	4.563	01-20-33	250,000	240,854
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (D)(L)	3.013	10-20-33	250,000	241,451
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-5A, Class D (3 month LIBOR + 3.550%) (D)(L)	4.613	01-20-32	250,000	$237,303
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT5, Class A (D)(K)	3.500	05-28-69	161,467	158,641
Series 2017-SPL1, Class A (D)(K)	4.000	10-28-64	131,489	128,691
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT6, Class B2 (D)(K)	4.000	10-28-57	100,000	91,388
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month LIBOR + 7.020%) (D)(L)	8.064	01-15-33	250,000	234,448
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,925	28,613
BSPRT Issuer, Ltd.
Series 2021-FL6, Class A (1 month LIBOR + 1.100%) (D)(L)	1.975	03-15-36	115,000	111,482
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4	1.960	02-18-25	30,000	29,798
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	35,928
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	47,875	46,886
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	52,663	51,304
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (D)	2.490	01-15-25	55,834	55,844
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	174,265
FirstKey Homes Trust
Series 2021-SFR2, Class E2 (D)	2.358	09-17-38	115,000	98,618
Flatiron CLO XX, Ltd.
Series 2020-1A, Class B (3 month LIBOR + 1.750%) (D)(L)	3.228	11-20-33	100,000	95,857
Series 2020-1A, Class C (3 month LIBOR + 2.450%) (D)(L)	3.928	11-20-33	140,000	134,479
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (D)(L)	2.125	11-16-36	105,000	100,521
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month LIBOR + 1.650%) (D)(L)	2.525	07-15-39	100,000	94,065
Hertz Vehicle Financing LLC
Series 2022-4A, Class C (D)	4.610	09-25-26	105,000	103,638
Home Partners of America Trust
Series 2021-3, Class C (D)	2.799	01-17-41	3,242	2,926
JFIN CLO, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 3.400%) (D)(L)	4.625	10-27-28	150,000	141,945
LAD Auto Receivables Trust
Series 2021-1A, Class B (D)	1.940	11-16-26	40,000	37,897
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	85,281	83,331
Madison Park Funding XXXII, Ltd.
Series 2018-32A, Class CR (3 month LIBOR + 2.000%) (D)(L)	3.136	01-22-31	250,000	237,467
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A (D)	2.500	09-21-26	125,000	119,264
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (D)(L)	2.232	02-19-37	100,000	98,015
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-26A, Class BR (3 month LIBOR + 1.400%) (D)(L)	2.444	10-18-30	250,000	241,076
Octagon Investment Partners 49, Ltd.
Series 2020-5A, Class D (3 month LIBOR + 3.400%) (D)(L)	4.444	01-15-33	250,000	236,359
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (D)(L)	3.644	10-15-29	250,000	227,830
Series 2022-2A, Class C (3 month CME Term SOFR + 3.100%) (D)(L)	4.188	10-15-30	250,000	238,352
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	93,446
Progress Residential Trust
Series 2020-SFR3, Class E (D)	2.296	10-17-27	100,000	90,529
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	89,262
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	$88,953
Series 2021-SFR8, Class E2 (D)	2.532	10-17-38	125,000	106,840
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (D)(L)	8.383	10-20-32	150,000	143,041
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	44,213	42,106
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month LIBOR + 2.250%) (D)(L)	3.434	01-25-32	250,000	236,642
STAR Trust
Series 2022-SFR3, Class D (1 month CME Term SOFR + 2.550%) (D)(L)	3.413	05-17-24	130,000	129,226
STWD, Ltd.
Series 2021-FL2, Class A (1 month LIBOR + 1.200%) (D)(L)	2.136	04-18-38	143,000	139,517
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	69,650	61,953
Textainer Marine Containers, Ltd.
Series 2021-3A, Class A (D)	1.940	08-20-46	94,000	81,605
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	86,022
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(L)	3.360	10-15-34	100,000	98,435
Vantage Data Centers Issuer LLC
Series 2019-1A, Class A2 (D)	3.188	07-15-44	34,037	33,161
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (D)(L)	4.003	09-10-29	175,000	165,659
VOLT C LLC
Series 2021-NPL9, Class A1 (1.992% to 4-25-24, then 4.992% to 4-25-25, then 5.992% thereafter) (D)	1.992	05-25-51	85,399	81,220
VOLT XCIV LLC
Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) (D)	2.240	02-27-51	71,036	67,698
VOLT XCV LLC
Series 2021-NPL4, Class A1 (2.240% to 2-25-24, then 5.240% to 2-25-25, then 6.240% thereafter) (D)	2.240	03-27-51	126,780	121,249
Westlake Automobile Receivables Trust
Series 2020-3A, Class B (D)	0.780	11-17-25	90,000	89,097

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (C)(I)	2,695	270
Paragon Offshore PLC, Litigation Trust B (C)(I)	1,348	8,425

Southcross Holdings GP, Class A (C)(I)	246	0
Preferred securities 0.1%		$51,842
(Cost $53,295)
United States 0.1%		51,842

Becton, Dickinson and Company, 6.000%	976	50,430

Fluor Corp., 6.500%	1	1,412
Exchange-traded funds 4.6%		$5,940,375
(Cost $7,162,791)
iShares JP Morgan USD Emerging Markets Bond ETF	65,100	5,940,375

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (C)(I)	460,000	46
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Texas Competitive Electric Holdings Company LLC (C)(I)	10,820,544	$0

	Yield (%)	Shares	Value
Short-term investments 3.2%			$4,186,904
(Cost $4,186,904)
Short-term funds 3.2%			4,186,904
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(M)	4,186,904	4,186,904

Total investments (Cost $143,744,801) 98.2%	$126,054,992
Other assets and liabilities, net 1.8%	2,291,148
Total net assets 100.0%	$128,346,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $31,195,731 or 24.3% of the fund’s net assets as of 5-31-22.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(M)	The rate shown is the annualized seven-day yield as of 5-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	15	Long	Jun 2022	$1,369,565	$1,312,576	$(56,989)
10-Year Canada Government Bond Futures	3	Long	Sep 2022	303,361	301,245	(2,116)
2-Year U.S. Treasury Note Futures	1	Long	Sep 2022	211,432	211,102	(330)
5-Year U.S. Treasury Note Futures	117	Long	Sep 2022	13,244,270	13,215,516	(28,754)
U.K. Long Gilt Bond Futures	4	Long	Sep 2022	592,819	584,535	(8,284)
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2022	3,792,895	3,738,000	(54,895)
Ultra U.S. Treasury Bond Futures	1	Long	Sep 2022	129,401	128,484	(917)
10-Year Japan Government Bond Futures	5	Short	Jun 2022	(5,788,609)	(5,812,328)	(23,719)
10-Year U.S. Treasury Note Futures	17	Short	Sep 2022	(2,040,027)	(2,030,703)	9,324
5-Year Canada Government Bond Futures	1	Short	Sep 2022	(90,634)	(90,588)	46
Euro-Buxl Futures	22	Short	Jun 2022	(4,616,741)	(3,830,856)	785,885
German Euro BOBL Futures	10	Short	Jun 2022	(1,400,719)	(1,357,933)	42,786
German Euro BUND Futures	23	Short	Jun 2022	(3,971,350)	(3,742,513)	228,837
U.S. Treasury Long Bond Futures	49	Short	Sep 2022	(6,903,929)	(6,832,439)	71,490
						$962,364
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,476,000	USD	1,044,770	BARC	6/30/2022	$14,945	—
BRL	35,726,000	USD	7,464,312	CITI	6/2/2022	52,917	—
BRL	5,178,000	USD	1,027,620	MSI	6/2/2022	61,900	—
BRL	5,516,000	USD	1,077,154	SSB	6/2/2022	83,484	—
BRL	9,303,000	USD	1,926,087	CITI	7/5/2022	14,059	—
CAD	2,718,000	USD	2,117,804	BARC	6/30/2022	30,754	—
CHF	101,000	USD	105,038	BOA	6/30/2022	415	—
COP	7,790,312,000	USD	1,952,655	CITI	6/30/2022	106,968	—
EUR	490,000	USD	526,113	JPM	6/30/2022	666	—
GBP	1,477,000	USD	1,844,856	JPM	6/30/2022	16,521	—
HUF	724,882,000	USD	2,014,177	MSI	6/30/2022	—	$(60,373)
IDR	28,422,823,000	USD	1,937,479	JPM	6/30/2022	17,198	—
JPY	836,373,000	USD	6,569,629	JPM	6/30/2022	—	(65,794)
JPY	97,776,000	USD	761,358	MSI	6/30/2022	—	(1,028)
MXN	38,558,000	USD	1,933,216	CITI	6/30/2022	15,467	—
NOK	17,790,000	USD	1,849,461	MSI	6/30/2022	49,056	—
NZD	1,715,000	USD	1,109,603	MSI	6/30/2022	7,445	—
PHP	41,362,000	USD	788,261	JPM	6/30/2022	—	(1,165)
PLN	3,545,000	USD	819,831	BARC	6/30/2022	7,417	—
SEK	26,972,000	USD	2,754,163	JPM	6/30/2022	10,139	—
THB	35,437,000	USD	1,033,601	JPM	6/30/2022	2,723	—
TRY	8,194,000	USD	485,366	BARC	6/30/2022	—	(4,479)
USD	5,698,812	AUD	8,051,000	BARC	6/30/2022	—	(81,517)
USD	7,162,073	BRL	35,726,000	CITI	6/2/2022	—	(355,155)
USD	1,094,969	BRL	5,178,000	MSI	6/2/2022	5,449	—
USD	3,256,522	BRL	15,729,000	CITI	7/5/2022	—	(23,770)
USD	74,801	CAD	96,000	BARC	6/30/2022	—	(1,086)
USD	1,974,907	CLP	1,658,803,000	MSI	6/30/2022	—	(29,146)
USD	1,941,100	CZK	44,853,000	BOA	6/30/2022	—	(236)
USD	227,217	EUR	211,000	BARC	6/30/2022	379	—
USD	88,720	EUR	83,000	GSI	6/30/2022	—	(510)
USD	15,255,173	EUR	14,212,594	JPM	6/30/2022	—	(24,200)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	565,822	GBP	453,000	JPM	6/30/2022	—	$(5,067)
USD	1,532,652	IDR	22,484,000,000	JPM	6/30/2022	—	(13,604)
USD	1,934,294	INR	150,725,000	MSI	6/30/2022	—	(1,562)
USD	6,409,209	JPY	815,950,000	JPM	6/30/2022	$64,187	—
USD	983,027	KRW	1,221,706,000	GSI	6/30/2022	—	(207)
USD	10,697,944	KRW	13,516,211,000	MSI	6/30/2022	—	(179,961)
USD	2,606,267	MXN	51,982,000	CITI	6/30/2022	—	(20,852)
USD	1,805,174	NOK	17,364,000	MSI	6/30/2022	—	(47,882)
USD	7,094,344	NZD	10,965,000	MSI	6/30/2022	—	(47,597)
USD	291,302	PEN	1,065,000	BOA	6/30/2022	5,415	—
USD	1,130,533	PEN	4,211,000	CITI	6/30/2022	137	—
USD	1,892,315	SGD	2,599,000	MSI	6/30/2022	—	(4,562)
USD	79,374	TRY	1,340,000	BARC	6/30/2022	732	—
USD	1,817,804	ZAR	28,856,000	BARC	6/30/2022	—	(20,373)
ZAR	3,670,000	USD	234,017	CITI	6/30/2022	—	(232)
						$568,373	$(990,358)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$(25,270)	$(25,270)
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(24,470)	(24,470)
Centrally cleared	1,290,000	CAD	CAD BA CDOR	Fixed 1.269%	Semi-Annual	Semi-Annual	Sep 2026	—	(75,345)	(75,345)
Centrally cleared	880,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(46,162)	(46,162)
Centrally cleared	720,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(34,562)	(34,562)
Centrally cleared	3,270,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(128,380)	(128,380)
Centrally cleared	42,170,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,041	(64,251)	(62,210)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(19,489)	(270,552)	(290,041)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,686	(85,986)	(83,300)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	1,337	(99,988)	(98,651)
Centrally cleared	6,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.512%	Semi-Annual	Semi-Annual	Mar 2027	—	(305,254)	(305,254)
Centrally cleared	631,420,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,073	(159,745)	(158,672)
Centrally cleared	1,268,960,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	7,539	(343,984)	(336,445)
Centrally cleared	13,626,600	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	(21,489)	(37,659)	(59,148)
Centrally cleared	25,240,000	MXN	MXN TIIE Banxico	Fixed 7.590%	Monthly	Monthly	Dec 2031	(3,028)	(70,977)	(74,005)
Centrally cleared	89,890,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	1,717	(348,768)	(347,051)
Centrally cleared	5,230,000	CAD	CAD BA CDOR	Fixed 3.389%	Semi-Annual	Semi-Annual	Sep 2037	—	(60,097)	(60,097)
Centrally cleared	460,000	GBP	Fixed 1.382%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2052	—	83,424	83,424
Centrally cleared	200,000	GBP	Fixed 0.340%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2072	116	120,817	120,933
								$(27,497)	$(1,977,209)	$(2,004,706)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	1,690,000	USD	$1,690,000	1.000%	Quarterly	Dec 2026	$94,022	$(24,434)	$69,588
BARC	Republic of Chile	525,000	USD	525,000	1.000%	Quarterly	Jun 2027	(3,319)	(892)	(4,211)
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(36,992)	(2,387)	(39,379)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(39,027)	(12,601)	(51,628)
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Federative Republic of Brazil	1,960,000	USD	$1,960,000	1.000%	Quarterly	Jun 2027	$96,418	$7,299	$103,717
MSI	Federative Republic of Brazil	560,000	USD	560,000	1.000%	Quarterly	Jun 2027	31,565	(1,854)	29,711
				$8,935,000				$142,667	$(34,869)	$107,798

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	5.807%	150,000	USD	$150,000	3.000%	Monthly	Nov 2054	$(19,011)	$1,377	$(17,634)
GSI	CMBX.NA.BBB-.12	5.813%	150,000	USD	150,000	3.000%	Monthly	Aug 2061	(19,217)	(1,039)	(20,256)
GSI	CMBX.NA.BBB-.12	5.813%	155,000	USD	155,000	3.000%	Monthly	Aug 2061	(21,998)	1,067	(20,931)
					$455,000				$(60,226)	$1,405	$(58,821)
Centrally cleared	CDX.NA.HY.38	4.603%	4,245,000	USD	4,245,000	5.000%	Quarterly	Jun 2027	15,592	94,923	110,515
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.375%	185,000	EUR	201,197	5.000%	Quarterly	Jun 2027	(4,988)	12,146	7,158
					$4,446,197				$10,604	$107,069	$117,673
					$4,901,197				$(49,622)	$108,474	$58,852

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,075,000	Mar 2023	GSI	—	$(22,796)	$(22,796)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	185,000	Mar 2023	JPM	—	2,972	2,972
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,740,000	Mar 2023	MSI	—	12,888	12,888
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,630,000	Mar 2023	MSI	—	(20,444)	(20,444)
								—	$(27,380)	$(27,380)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	390,000	USD	$390,000	USA CPI All Urban Consumers	Fixed 2.614%	At Maturity	At Maturity	Jun 2026	—	$(36,709)	$(36,709)
BARC	780,000	USD	780,000	Fixed 2.875%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(34,746)	(34,746)
BOA	810,000	USD	810,000	USA CPI All Urban Consumers	Fixed 2.402%	At Maturity	At Maturity	Mar 2026	—	(90,331)	(90,331)
CITI	1,500,000	USD	1,500,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(27,663)	(27,663)
			$3,480,000						—	$(189,449)	$(189,449)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$5,697,664	—	$5,697,664	—
Foreign government obligations	55,684,823	—	55,684,823	—
Corporate bonds	28,666,434	—	28,666,434	—
Convertible bonds	2,184,984	—	2,184,984	—
Municipal bonds	1,666,000	—	1,666,000	—
Term loans	8,145,779	—	8,145,779	—
Collateralized mortgage obligations	7,221,253	—	7,221,253	—
Asset backed securities	6,600,193	—	6,600,193	—
Common stocks	8,695	—	—	$8,695
Preferred securities	51,842	$50,430	1,412	—
Exchange-traded funds	5,940,375	5,940,375	—	—
Escrow certificates	46	—	—	46
Short-term investments	4,186,904	4,186,904	—	—
Total investments in securities	$126,054,992	$10,177,709	$115,868,542	$8,741
Derivatives:
Assets
Futures	$1,138,368	$1,138,368	—	—
Forward foreign currency contracts	568,373	—	$568,373	—
Swap contracts	540,906	—	540,906	—
|	25

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(176,004)	$(176,004)	—	—
Forward foreign currency contracts	(990,358)	—	$(990,358)	—
Swap contracts	(2,595,791)	—	(2,595,791)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$16,056,835	$(16,056,526)	$(309)	—	$467	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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